Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 2,161,190	$ 2,148,612	$ 2,188,047
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	330,874	324,232	342,634
Selling, general and administrative	200,857	205,475	232,537
Depreciation and amortization	687,589	707,824	694,891
Total operating expenses	1,219,320	1,237,531	1,270,062
Income from operations	941,870	911,081	917,985
Interest expense, net	1,212,374	1,020,770	938,501
Gain (loss) on early extinguishment of debt	(199,658)	(4,109)	1,030,092
Other income, net	4,541	10,114	522
Income (loss) before income taxes	(465,621)	(103,684)	1,010,098
Provision for income taxes	130,069	71,130	15,986
Net income (loss)	(595,690)	(174,814)	994,112
Net income attributable to noncontrolling interest	(3,915)	(3,914)	(3,915)
Net income (loss) attributable to Intelsat S.A.	$ (599,605)	$ (178,728)	$ 990,197
Net income (loss) per common share attributable to Intelsat S.A.:
Basic (in dollars per share)	$ (4.63)	$ (1.50)	$ 8.65
Diluted (in dollars per share)	$ (4.63)	$ (1.50)	$ 8.36